RETIREMENT BENEFIT OBLIGATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement1 [Line Items]
Recognised liability at beginning of the year	$ 1,922	$ 1,922
Recognised in profit or loss in the current year	152	183
Interest on obligation	152	183
Other	0	0
Actuarial gains	(48)	(70)
Translation	(70)	34
Employer payments	(137)	(147)
Present value of unfunded obligation recognised as a liability at end of year	$ 1,819	$ 1,922
The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation rate (p.a.)	7.10%	7.60%
Discount rate (p.a.)	10.30%	10.00%
CPI inflation	5.10%	5.60%
Continuation at retirement	75.00%	75.00%